INVESTMENTS - Schedule of Investments Categorized by Investment Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 8,881	$ 9,181
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	5,531	4,123
Impairment recognized	1,408	(2,250)	$ 0
(Loss) gain from equity method investments	(295)	164	(1,184)
Net operating income from equity method investments	$ 0	$ 0	$ (399)
Income (Loss), Equity Method Investment in Discontinued Operation after Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
Beijing Weisaishidai Sports Technology Co., Ltd
Cost method and equity method investments
Impairment recognized	$ 1,408
PTE (HONG KONG) LTD
Cost method and equity method investments
Impairment recognized		$ 1,000
Cheerful Interactive Limited
Cost method and equity method investments
Impairment recognized		$ 1,250